As filed with the Securities and Exchange Commission on February 25, 2003
                                                    Registration Nos. 333-72632
                                                                       811-5166

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 3

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 6
                       (Check appropriate box or boxes.)

                               -----------------

                        MONY America Variable Account A
                          (Exact Name of Registrant)

                          MONY LIFE INSURANCE COMPANY
                                  OF AMERICA
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code (212) 708-2000

                            Haroula K. Ballas, Esq.
                             Counsel -- Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   Approximate date of proposed public offering: It is proposed that this filing will become effective: (check appropriate box)
      [_] immediately upon filing pursuant to paragraph (b) of Rule 485.
      [X] on March 3, 2003 pursuant to paragraph (b) of Rule 485.
      [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      [_] on         pursuant to paragraph (a)(1) of Rule 485.
      [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
      [_] on        pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:
      [_] this post-effective amendment designates a new effective date for a
   previously filed post-effective        amendment.

   TITLE OF SECURITIES BEING REGISTERED: Individual Flexible Payment Variable Annuity Contracts

================================================================================

                       Supplement Dated March 3, 2003 to
                         Prospectus Dated May 1, 2002
             Individual Flexible Payment Variable Annuity Contract
                                   Issued by
                    MONY Life Insurance Company of America
                        MONY America Variable Account A

SUPPLEMENT PURPOSE:

The purpose of this supplement is to reflect an increase in the current mortality and expense risk charges under the individual flexible payment variable annuity contract described in the prospectus included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration Nos. 333-72632 and 811-05166) which is incorporated by reference in this filing.

                        SUPPLEMENT DATED MARCH 3, 2003
                                      to
                  MONY AMERICA VARIABLE ACCOUNT A PROSPECTUS
                               DATED MAY 1, 2002
                                      for
                             MONY VARIABLE ANNUITY

             Individual Flexible Payment Variable Annuity Contract
                                   Issued by
                    MONY Life Insurance Company of America

Effective March 3, 2003 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 3--The Mortality and Expense Risk Charge section of the chart describing the Benefit Option Packages is revised as follows:


                     Option 1                   Option 2                   Option 3
--------------------------------------------------------------------------------------------
Mortality   Current annual rate--1.20% Current annual rate--1.70% Current annual rate--2.35%
and Expense Maximum annual rate--1.40% Maximum annual rate--1.95% Maximum annual rate--2.80%
Risk Charge

2. Page 6--Footnotes 5 and 6 to the Table of Fees are revised as follows:

   (5) The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

   (6) The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 2.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80%) from the value of the net assets of the Separate Account.

3. Pages 12-15--The Examples for Option 2 and Option 3 are revised as follows:



Registration No. 333-72632                       Form No. 14542 SL (Supp 3/3/03)
                                                Form No. 14552 SA (Supp 3/3/03)

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $ 90   $138   $186     $289
     Alger American MidCap Growth...........  $ 91   $138   $188     $291
     Enterprise Equity Income...............  $ 91   $138   $188     $291
     Enterprise Global Socially Responsive..  $ 95   $150   $207     $332
     Enterprise Growth......................  $ 90   $137   $186     $288
     Enterprise Growth and Income...........  $ 90   $138   $186     $289
     Enterprise Managed.....................  $ 90   $137   $186     $288
     Enterprise Multi-Cap Growth............  $ 93   $145   $198     $313
     Enterprise Small Company Growth........  $ 93   $145   $198     $313
     Enterprise Small Company Value.........  $ 91   $139   $189     $293
     Enterprise Total Return................  $ 88   $131   $176     $266
     INVESCO VIF--Financial Services........  $ 92   $144   $197     $310
     INVESCO VIF--Health Sciences...........  $ 92   $143   $196     $309
     INVESCO VIF--Telecommunications........  $ 93   $144   $198     $312
     Janus Aspen Series Capital Appreciation  $ 91   $139   $189     $294
     Janus Aspen Series Flexible Income.....  $ 91   $139   $189     $294
     Janus Aspen Series International Growth  $ 91   $141   $192     $299
     Lord Abbett Bond-Debenture.............  $ 90   $138   $186     $289
     Lord Abbett Growth and Income..........  $ 91   $141   $192     $300
     Lord Abbett Mid-Cap Value..............  $ 93   $145   $198     $313
     MFS Mid Cap Growth.....................  $ 91   $140   $191     $298
     MFS New Discovery......................  $ 92   $144   $197     $312
     MFS Total Return.......................  $ 91   $139   $188     $292
     MFS Utilities..........................  $ 91   $140   $190     $296
     MONY Government Securities.............  $ 88   $131   $176     $266
     MONY Long Term Bond....................  $ 88   $131   $176     $266
     MONY Money Market......................  $ 87   $128   $170     $253
     Van Kampen UIF Emerging Markets Equity.  $102   $173   $244     $405
     Van Kampen UIF Global Value Equity.....  $ 94   $150   $207     $330
     Van Kampen UIF U.S. Real Estate........  $ 93   $146   $201     $318
     PBHG Mid-Cap Value.....................  $ 94   $147   $203     $322
     PBHG Select Value......................  $ 90   $138   $187     $290
     PIMCO Global Bond......................  $ 91   $139   $189     $293
     PIMCO Real Return......................  $ 88   $132   $177     $269
     PIMCO StocksPLUS Growth and Income.....  $ 88   $132   $177     $269

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $26    $ 79   $136     $289
     Alger American MidCap Growth...........  $26    $ 80   $137     $291
     Enterprise Equity Income...............  $26    $ 80   $137     $291
     Enterprise Global Socially Responsive..  $30    $ 93   $158     $332
     Enterprise Growth......................  $26    $ 79   $135     $288
     Enterprise Growth and Income...........  $26    $ 79   $136     $289
     Enterprise Managed.....................  $26    $ 79   $135     $288
     Enterprise Multi-Cap Growth............  $28    $ 87   $148     $313
     Enterprise Small Company Growth........  $28    $ 87   $148     $313
     Enterprise Small Company Value.........  $26    $ 81   $138     $293
     Enterprise Total Return................  $24    $ 73   $125     $266
     INVESCO VIF--Financial Services........  $28    $ 86   $146     $310
     INVESCO VIF--Health Sciences...........  $28    $ 86   $146     $309
     INVESCO VIF--Telecommunications........  $28    $ 87   $147     $312
     Janus Aspen Series Capital Appreciation  $26    $ 81   $139     $294
     Janus Aspen Series Flexible Income.....  $26    $ 81   $139     $294
     Janus Aspen Series International Growth  $27    $ 83   $141     $299
     Lord Abbett Bond-Debenture.............  $26    $ 79   $136     $289
     Lord Abbett Growth and Income..........  $27    $ 83   $141     $300
     Lord Abbett Mid-Cap Value..............  $28    $ 87   $148     $313
     MFS Mid Cap Growth.....................  $26    $ 82   $140     $298
     MFS New Discovery......................  $28    $ 86   $147     $312
     MFS Total Return.......................  $26    $ 81   $138     $292
     MFS Utilities..........................  $27    $ 82   $140     $296
     MONY Government Securities.............  $24    $ 72   $124     $266
     MONY Long Term Bond....................  $24    $ 72   $124     $266
     MONY Money Market......................  $22    $ 69   $118     $253
     Van Kampen UIF Emerging Markets Equity.  $38    $117   $197     $405
     Van Kampen UIF Global Value Equity.....  $30    $ 92   $157     $330
     Van Kampen UIF U.S. Real Estate........  $29    $ 88   $150     $318
     PBHG Mid-Cap Value.....................  $29    $ 90   $153     $322
     PBHG Select Value......................  $26    $ 80   $136     $290
     PIMCO Global Bond......................  $26    $ 81   $138     $293
     PIMCO Real Return......................  $24    $ 73   $126     $269
     PIMCO StocksPLUS Growth and Income.....  $24    $ 73   $126     $269

OPTION 3

   Under Option 3, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $ 96   $156   $217     $350
     Alger American MidCap Growth...........  $ 97   $157   $218     $353
     Enterprise Equity Income...............  $ 97   $157   $218     $353
     Enterprise Global Socially Responsive..  $101   $168   $237     $391
     Enterprise Growth......................  $ 96   $155   $216     $349
     Enterprise Growth and Income...........  $ 96   $156   $217     $350
     Enterprise Managed.....................  $ 96   $155   $216     $349
     Enterprise Multi-Cap Growth............  $ 99   $163   $228     $373
     Enterprise Small Company Growth........  $ 99   $163   $228     $373
     Enterprise Small Company Value.........  $ 97   $157   $219     $355
     Enterprise Total Return................  $ 94   $150   $206     $329
     INVESCO VIF--Financial Services........  $ 98   $162   $227     $370
     INVESCO VIF--Health Sciences...........  $ 98   $161   $226     $369
     INVESCO VIF--Telecommunications........  $ 99   $162   $228     $372
     Janus Aspen Series Capital Appreciation  $ 97   $157   $219     $356
     Janus Aspen Series Flexible Income.....  $ 97   $157   $219     $356
     Janus Aspen Series International Growth  $ 97   $159   $222     $360
     Lord Abbett Bond-Debenture.............  $ 96   $156   $217     $350
     Lord Abbett Growth and Income..........  $ 98   $159   $222     $361
     Lord Abbett Mid-Cap Value..............  $ 99   $163   $228     $373
     MFS Mid Cap Growth.....................  $ 97   $158   $221     $359
     MFS New Discovery......................  $ 98   $162   $227     $372
     MFS Total Return.......................  $ 97   $157   $218     $354
     MFS Utilities..........................  $ 97   $158   $220     $358
     MONY Government Securities.............  $ 94   $149   $206     $329
     MONY Long Term Bond....................  $ 94   $149   $206     $329
     MONY Money Market......................  $ 93   $146   $201     $318
     Van Kampen UIF Emerging Markets Equity.  $108   $190   $273     $459
     Van Kampen UIF Global Value Equity.....  $100   $167   $236     $389
     Van Kampen UIF U.S. Real Estate........  $ 99   $164   $230     $377
     PBHG Mid-Cap Value.....................  $100   $165   $232     $382
     PBHG Select Value......................  $ 97   $156   $217     $351
     PIMCO Global Bond......................  $ 97   $157   $219     $355
     PIMCO Real Return......................  $ 95   $150   $207     $332
     PIMCO StocksPLUS Growth and Income.....  $ 95   $150   $207     $332

   Under Option 3, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $32    $ 99   $167     $350
     Alger American MidCap Growth...........  $33    $ 99   $169     $353
     Enterprise Equity Income...............  $33    $ 99   $169     $353
     Enterprise Global Socially Responsive..  $37    $112   $189     $391
     Enterprise Growth......................  $32    $ 98   $167     $349
     Enterprise Growth and Income...........  $32    $ 99   $167     $350
     Enterprise Managed.....................  $32    $ 98   $167     $349
     Enterprise Multi-Cap Growth............  $35    $106   $179     $373
     Enterprise Small Company Growth........  $35    $106   $179     $373
     Enterprise Small Company Value.........  $33    $100   $170     $355
     Enterprise Total Return................  $30    $ 92   $157     $329
     INVESCO VIF--Financial Services........  $34    $105   $178     $370
     INVESCO VIF--Health Sciences...........  $34    $105   $177     $369
     INVESCO VIF--Telecommunications........  $35    $106   $179     $372
     Janus Aspen Series Capital Appreciation  $33    $100   $170     $356
     Janus Aspen Series Flexible Income.....  $33    $100   $170     $356
     Janus Aspen Series International Growth  $33    $102   $173     $360
     Lord Abbett Bond-Debenture.............  $32    $ 99   $167     $350
     Lord Abbett Growth and Income..........  $33    $102   $173     $361
     Lord Abbett Mid-Cap Value..............  $35    $106   $179     $373
     MFS Mid Cap Growth.....................  $33    $101   $172     $359
     MFS New Discovery......................  $34    $105   $179     $372
     MFS Total Return.......................  $33    $100   $169     $354
     MFS Utilities..........................  $33    $101   $171     $358
     MONY Government Securities.............  $30    $ 92   $156     $329
     MONY Long Term Bond....................  $30    $ 92   $156     $329
     MONY Money Market......................  $29    $ 88   $150     $318
     Van Kampen UIF Emerging Markets Equity.  $45    $135   $226     $459
     Van Kampen UIF Global Value Equity.....  $37    $111   $188     $389
     Van Kampen UIF U.S. Real Estate........  $35    $107   $182     $377
     PBHG Mid-Cap Value.....................  $36    $109   $184     $382
     PBHG Select Value......................  $32    $ 99   $168     $351
     PIMCO Global Bond......................  $33    $100   $170     $355
     PIMCO Real Return......................  $30    $ 93   $158     $332
     PIMCO StocksPLUS Growth and Income.....  $30    $ 93   $158     $332

4. Page 46--The paragraphs relating to Option 2 and Option 3 in the Mortality and Expense Risk Charge subsection of the Charges Against Fund Value section are revised as follows:

      Option 2--For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. Of the 1.70% current mortality and expense risk charge, 1.20% is for assuming mortality risks, and 0.50% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

      Option 3--For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80% from the value of the net assets of MONY America Variable Account A. Of the 2.35% current mortality and expense risk charge, 1.70% is for assuming mortality risks, and 0.65% is for assuming expense risks. Of the 2.80% maximum mortality and expense risk charge, 1.80% is for assuming mortality risks, and 1.00% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006438% (guaranteed not to exceed 0.007671%) multiplied by the number of days since the last Business Day.

5. Appendix A: Page A-1--The Mortality and Expense Risk Charge section of the chart describing the Benefit Option Packages is revised as follows:


                                 Option 1                   Option 2
  ---------------------------------------------------------------------------
  Mortality and Expense Current annual rate--1.20% Current annual rate--1.70%
  Risk Charge           Maximum annual rate--1.40% Maximum annual rate--1.95%

6. Appendix A: Page A-2--Footnote 5 to the Table of Fees is revised as follows:

   (5) The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

7. Appendix A: Pages A-5 and A-6--The Examples relating to Option 2 are revised as follows:

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $ 90   $138   $186     $289
     Alger American MidCap Growth...........  $ 91   $138   $188     $291
     Enterprise Equity Income...............  $ 91   $138   $188     $291
     Enterprise Global Socially Responsive..  $ 95   $150   $207     $332
     Enterprise Growth......................  $ 90   $137   $186     $288
     Enterprise Growth and Income...........  $ 90   $138   $186     $289
     Enterprise Managed.....................  $ 90   $137   $186     $288
     Enterprise Multi-Cap Growth............  $ 93   $145   $198     $313
     Enterprise Small Company Growth........  $ 93   $145   $198     $313
     Enterprise Small Company Value.........  $ 91   $139   $189     $293
     Enterprise Total Return................  $ 88   $131   $176     $266
     INVESCO VIF--Financial Services........  $ 92   $144   $197     $310
     INVESCO VIF--Health Sciences...........  $ 92   $143   $196     $309
     INVESCO VIF--Telecommunications........  $ 93   $144   $198     $312
     Janus Aspen Series Capital Appreciation  $ 91   $139   $189     $294
     Janus Aspen Series Flexible Income.....  $ 91   $139   $189     $294
     Janus Aspen Series International Growth  $ 91   $141   $192     $299
     Lord Abbett Bond-Debenture.............  $ 90   $138   $186     $289
     Lord Abbett Growth and Income..........  $ 91   $141   $192     $300
     Lord Abbett Mid-Cap Value..............  $ 93   $145   $198     $313
     MFS Mid Cap Growth.....................  $ 91   $140   $191     $298
     MFS New Discovery......................  $ 92   $144   $197     $312
     MFS Total Return.......................  $ 91   $139   $188     $292
     MFS Utilities..........................  $ 91   $140   $190     $296
     MONY Government Securities.............  $ 88   $131   $176     $266
     MONY Long Term Bond....................  $ 88   $131   $176     $266
     MONY Money Market......................  $ 87   $128   $170     $253
     Van Kampen UIF Emerging Markets Equity.  $102   $173   $244     $405
     Van Kampen UIF Global Value Equity.....  $ 94   $150   $207     $330
     Van Kampen UIF U.S. Real Estate........  $ 93   $146   $201     $318
     PBHG Mid-Cap Value.....................  $ 94   $147   $203     $322
     PBHG Select Value......................  $ 90   $138   $187     $290
     PIMCO Global Bond......................  $ 91   $139   $189     $293
     PIMCO Real Return......................  $ 88   $132   $177     $269
     PIMCO StocksPLUS Growth and Income.....  $ 88   $132   $177     $269

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             After  After   After   After
     Subaccount                              1 Year 3 Year 5 Years 10 Years
     ----------                              ------ ------ ------- --------
     Alger American Balanced................  $26    $ 79   $136     $289
     Alger American MidCap Growth...........  $26    $ 80   $137     $291
     Enterprise Equity Income...............  $26    $ 80   $137     $291
     Enterprise Global Socially Responsive..  $30    $ 93   $158     $332
     Enterprise Growth......................  $26    $ 79   $135     $288
     Enterprise Growth and Income...........  $26    $ 79   $136     $289
     Enterprise Managed.....................  $26    $ 79   $135     $288
     Enterprise Multi-Cap Growth............  $28    $ 87   $148     $313
     Enterprise Small Company Growth........  $28    $ 87   $148     $313
     Enterprise Small Company Value.........  $26    $ 81   $138     $293
     Enterprise Total Return................  $24    $ 73   $125     $266
     INVESCO VIF--Financial Services........  $28    $ 86   $146     $310
     INVESCO VIF--Health Sciences...........  $28    $ 86   $146     $309
     INVESCO VIF--Telecommunications........  $28    $ 87   $147     $312
     Janus Aspen Series Capital Appreciation  $26    $ 81   $139     $294
     Janus Aspen Series Flexible Income.....  $26    $ 81   $139     $294
     Janus Aspen Series International Growth  $27    $ 83   $141     $299
     Lord Abbett Bond-Debenture.............  $26    $ 79   $136     $289
     Lord Abbett Growth and Income..........  $27    $ 83   $141     $300
     Lord Abbett Mid-Cap Value..............  $28    $ 87   $148     $313
     MFS Mid Cap Growth.....................  $26    $ 82   $140     $298
     MFS New Discovery......................  $28    $ 86   $147     $312
     MFS Total Return.......................  $26    $ 81   $138     $292
     MFS Utilities..........................  $27    $ 82   $140     $296
     MONY Government Securities.............  $24    $ 72   $124     $266
     MONY Long Term Bond....................  $24    $ 72   $124     $266
     MONY Money Market......................  $22    $ 69   $118     $253
     Van Kampen UIF Emerging Markets Equity.  $38    $117   $197     $405
     Van Kampen UIF Global Value Equity.....  $30    $ 92   $157     $330
     Van Kampen UIF U.S. Real Estate........  $29    $ 88   $150     $318
     PBHG Mid-Cap Value.....................  $29    $ 90   $153     $322
     PBHG Select Value......................  $26    $ 80   $136     $290
     PIMCO Global Bond......................  $26    $ 81   $138     $293
     PIMCO Real Return......................  $24    $ 73   $126     $269
     PIMCO StocksPLUS Growth and Income.....  $24    $ 73   $126     $269

8. Appendix A: Page A-9--The paragraph relating to Option 2 in the Mortality and Expense Risk Charge subsection of the Charges Against Fund Value section are revised as follows:
      Option 2--For Option 2, the daily mortality and expense risk charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY Variable Account A. Of the 1.70% current mortality and expense risk charge, 1.20% is for assuming mortality risks, and 0.50% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

                             MONY VARIABLE ANNUITY

                        SUPPLEMENT DATED MARCH 3, 2003
                                      to
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
                                   issued by

                        MONY AMERICA VARIABLE ACCOUNT A
                                      and
                    MONY LIFE INSURANCE COMPANY OF AMERICA

This Supplement replaces the Performance Data tables for MONY America Variable Account A relating to Option 2 on pages (9), (10), (12), (13), (16), (17), (19)
and (20):





Registration No. 333-72632                       Form No. 14543 SL (Supp 3/3/03)

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -12.04%         N/A           N/A         14.84%
Enterprise Small Company Value.........     -3.53%       13.64%        12.48%        12.63%
Enterprise Equity Income...............    -18.43%         N/A           N/A         -2.62%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -20.06%         N/A           N/A         -1.52%
Enterprise Growth & Income.............    -19.40%         N/A           N/A         -0.33%
Enterprise Managed.....................    -18.79%        3.11%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -24.07%         N/A           N/A         19.75%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.24%        3.51%          N/A          4.37%
MONY Series Fund Long Term Bond........     -2.52%        4.60%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                      (2)

                                 TOTAL RETURN
                    (assuming $1000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                       For the
                                                                                     Period Since
                                             For the       For the       For the      Inception
                                           1 Year Ended 5 Years Ended 10 Years Ended   Through
                                           December 31, December 31,   December 31,  December 31,
Subaccount                                     2001         2001           2001          2001
----------                                 ------------ ------------- -------------- ------------
Alger American Balanced...................       N/A          N/A           N/A           N/A
Alger American MidCap Growth..............       N/A          N/A           N/A           N/A
Enterprise Small Company Growth...........    -12.66%         N/A           N/A         14.08%
Enterprise Small Company Value............     -4.20%       12.90%        11.76%        11.91%
Enterprise Equity Income..................    -18.97%         N/A           N/A         -3.26%
Enterprise Global Socially Responsive.....       N/A          N/A           N/A           N/A
Enterprise Growth.........................    -20.67%         N/A           N/A         -2.18%
Enterprise Growth & Income................    -19.99%         N/A           N/A         -1.00%
Enterprise Managed........................    -19.31%        2.42%         9.82%        12.03%
Enterprise Multi-Cap Growth...............    -24.60%         N/A           N/A         18.95%
Enterprise Total Return...................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services...........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences..............       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications...........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation...       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income........       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth...       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture................       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income.............       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value.................       N/A          N/A           N/A           N/A
MFS Mid Cap Growth........................       N/A          N/A           N/A           N/A
MFS New Discovery.........................       N/A          N/A           N/A           N/A
MFS Total Return..........................       N/A          N/A           N/A           N/A
MFS Utilities.............................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities....     -2.89%        2.82%          N/A          3.69%
MONY Series Fund Long Term Bond...........     -3.17%        3.91%         5.42%         5.99%
PBHG Mid-Cap Value........................       N/A          N/A           N/A           N/A
PBHG Select Value.........................       N/A          N/A           N/A           N/A
PIMCO Global Bond.........................       N/A          N/A           N/A           N/A
PIMCO Real Return.........................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income........       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity....       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity........       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate...........       N/A          N/A           N/A           N/A

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (3)

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.41%         N/A           N/A         16.04%
Enterprise Small Company Value.........      3.47%       14.23%        12.48%        12.63%
Enterprise Equity Income...............    -12.28%         N/A           N/A         -0.98%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -14.03%         N/A           N/A          0.13%
Enterprise Growth & Income.............    -13.33%         N/A           N/A          1.28%
Enterprise Managed.....................    -12.67%        3.98%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -18.35%         N/A           N/A         21.60%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.76%        4.37%          N/A          4.59%
MONY Series Fund Long Term Bond........      4.48%        5.42%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                      (4)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -6.07%         N/A           N/A         15.30%
Enterprise Small Company Value.........      2.80%       13.50%        11.76%        11.91%
Enterprise Equity Income...............    -12.86%         N/A           N/A         -1.63%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -14.68%         N/A           N/A         -0.54%
Enterprise Growth & Income.............    -13.95%         N/A           N/A          0.62%
Enterprise Managed.....................    -13.22%        3.31%         9.82%        12.03%
Enterprise Multi-Cap Growth............    -18.91%         N/A           N/A         20.81%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.11%        3.69%          N/A          3.91%
MONY Series Fund Long Term Bond........      3.83%        4.75%         5.42%         5.99%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables on pages (4) and (5) reflect the same assumptions and results as the tables appearing on pages (2) and (3), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

   Net investment income of the corresponding Portfolio less all charges and expenses imposed by the Variable Account is divided by the product of the average daily number of Units outstanding and the value of one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

                                      (5)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.36%       11.64%        10.12%          8.98%
Alger American MidCap Growth........................................    -14.54%       12.51%          N/A          16.82%
Enterprise Small Company Growth.....................................    -12.04%         N/A           N/A          14.84%
Enterprise Small Company Value......................................     -3.53%       13.64%        12.48%         12.63%
Enterprise Equity Income............................................    -18.43%         N/A           N/A          -2.62%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.06%         N/A           N/A          -1.52%
Enterprise Growth & Income..........................................    -19.40%         N/A           N/A          -0.33%
Enterprise Managed..................................................    -18.79%        3.11%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -24.07%         N/A           N/A          19.75%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.59%         N/A           N/A           5.98%
INVESCO VIF--Health Sciences........................................    -20.11%         N/A           N/A          12.14%
INVESCO VIF--Telecommunications.....................................    -57.98%         N/A           N/A         -25.89%
Janus Aspen Series Capital Appreciation.............................    -28.41%         N/A           N/A          15.13%
Janus Aspen Series Flexible Income..................................     -1.09%        4.62%          N/A           6.32%
Janus Aspen Series International Growth.............................    -29.83%        7.74%          N/A          11.45%
Lord Abbett Bond-Debenture..........................................     -3.90%        2.32%         6.17%          7.74%
Lord Abbett Growth and Income.......................................    -14.71%        9.59%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................     -0.72%         N/A           N/A          19.48%
MFS Mid Cap Growth..................................................    -24.66%         N/A           N/A         -17.48%
MFS New Discovery...................................................    -13.14%         N/A           N/A          11.69%
MFS Total Return....................................................     -8.35%        7.72%          N/A          11.07%
MFS Utilities.......................................................    -30.73%        7.96%          N/A          12.64%
MONY Series Fund Government Securities..............................     -2.24%        3.51%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................     -2.52%        4.60%         6.11%          7.93%
PBHG Mid-Cap Value..................................................     -0.87%         N/A           N/A          20.69%
PBHG Select Value...................................................     -6.99%         N/A           N/A          13.56%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.57%         N/A           N/A           5.52%
PIMCO StocksPlus Growth and Income..................................    -19.06%         N/A           N/A           2.82%
Van Kampen UIF Emerging Markets Equity..............................    -14.52%       -5.89%          N/A          -5.90%
Van Kampen UIF Global Value Equity..................................    -15.01%         N/A           N/A          -5.59%
Van Kampen UIF U.S. Real Estate.....................................      1.00%         N/A           N/A           5.68%

                                      (6)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.94%       10.91%         9.41%          8.28%
Alger American MidCap Growth........................................    -15.13%       11.78%          N/A          16.07%
Enterprise Small Company Growth.....................................    -12.66%         N/A           N/A          14.08%
Enterprise Small Company Value......................................     -4.20%       12.90%        11.76%         11.91%
Enterprise Equity Income............................................    -18.97%         N/A           N/A          -3.26%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.67%         N/A           N/A          -2.18%
Enterprise Growth & Income..........................................    -19.99%         N/A           N/A          -1.00%
Enterprise Managed..................................................    -19.31%        2.42%         9.82%         12.03%
Enterprise Multi-Cap Growth.........................................    -24.60%         N/A           N/A          18.95%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -18.20%         N/A           N/A           5.24%
INVESCO VIF--Health Sciences........................................    -20.63%         N/A           N/A          11.40%
INVESCO VIF--Telecommunications.....................................    -58.34%         N/A           N/A         -26.43%
Janus Aspen Series Capital Appreciation.............................    -28.90%         N/A           N/A          14.37%
Janus Aspen Series Flexible Income..................................     -1.73%        3.92%          N/A           5.64%
Janus Aspen Series International Growth.............................    -30.31%        7.02%          N/A          10.72%
Lord Abbett Bond-Debenture..........................................     -4.57%        1.63%         5.48%          7.05%
Lord Abbett Growth and Income.......................................    -15.30%        8.85%        11.49%         11.46%
Lord Abbett Mid-Cap Value...........................................     -1.47%         N/A           N/A          18.67%
MFS Mid Cap Growth..................................................    -25.17%         N/A           N/A         -18.03%
MFS New Discovery...................................................    -13.74%         N/A           N/A          10.95%
MFS Total Return....................................................     -8.94%        7.02%          N/A          10.35%
MFS Utilities.......................................................    -31.21%        7.24%          N/A          11.90%
MONY Series Fund Government Securities..............................     -2.89%        2.82%         3.47%          4.00%
MONY Series Fund Long Term Bond.....................................     -3.17%        3.91%         5.42%          7.24%
PBHG Mid-Cap Value..................................................     -1.48%         N/A           N/A          19.92%
PBHG Select Value...................................................     -7.58%         N/A           N/A          12.82%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................    -17.80%         N/A           N/A           4.80%
PIMCO StocksPlus Growth and Income..................................    -19.51%         N/A           N/A           2.14%
Van Kampen UIF Emerging Markets Equity..............................    -15.11%       -6.52%          N/A          -6.53%
Van Kampen UIF Global Value Equity..................................    -15.57%         N/A           N/A           4.69%
Van Kampen UIF U.S. Real Estate.....................................      0.32%         N/A           N/A           4.97%

----------
   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee"), and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                      (7)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.60%       12.27%        10.12%          8.98%
Alger American MidCap Growth........................................     -8.10%       13.13%          N/A          16.82%
Enterprise Small Company Growth.....................................     -5.43%         N/A           N/A          16.04%
Enterprise Small Company Value......................................      3.47%       14.23%        12.48%         12.63%
Enterprise Equity Income............................................    -12.28%         N/A           N/A          -0.98%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -14.03%         N/A           N/A           0.13%
Enterprise Growth & Income..........................................    -13.33          N/A           N/A           1.28%
Enterprise Managed..................................................    -12.67%        3.98%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -18.35%         N/A           N/A          21.60%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.37%         N/A           N/A           8.39%
INVESCO VIF--Health Sciences........................................    -14.08%         N/A           N/A          12.85%
INVESCO VIF--Telecommunications.....................................    -54.81%         N/A           N/A         -23.85%
Janus Aspen Series Capital Appreciation.............................    -23.02%         N/A           N/A          15.76%
Janus Aspen Series Flexible Income..................................      5.91%        5.44%          N/A           6.32%
Janus Aspen Series International Growth.............................    -24.54%        8.47%          N/A          11.57%
Lord Abbett Bond-Debenture..........................................      3.10%        3.22%         6.17%          7.74%
Lord Abbett Growth and Income.......................................     -8.28%       10.27%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................      6.28%         N/A           N/A          21.54%
MFS Mid Cap Growth..................................................    -18.98%         N/A           N/A         -13.80%
MFS New Discovery...................................................     -6.59%         N/A           N/A          12.69%
MFS Total Return....................................................     -1.45%        8.45%          N/A          11.30%
MFS Utilities.......................................................    -25.51%        8.68%          N/A          12.85%
MONY Series Fund Government Securities..............................      4.76%        4.37%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................      4.48%        5.42%         6.11%          7.91%
PBHG Mid-Cap Value..................................................      6.13%         N.A           N/A          21.78%
PBHG Select Value...................................................      0.01%         N/A           N/A          14.35%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.43%         N/A           N/A           7.97%
PIMCO StocksPlus Growth and Income..................................    -12.96%         N/A           N/A           3.95%
Van Kampen UIF Emerging Markets Equity..............................     -8.08%       -4.92%          N/A          -5.17%
Van Kampen UIF Global Value Equity..................................     -8.60%         N/A           N/A           6.19%
Van Kampen UIF U.S. Real Estate.....................................      8.00%         N/A           N/A           6.51%

                                      (8)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 3
 (Benefit Option Package which includes Step Up Value and Roll Up Value Death
                                   Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -4.22%       11.56%         9.41%          8.28%
Alger American MidCap Growth........................................     -8.73%       12.41%          N/A          16.07%
Enterprise Small Company Growth.....................................     -6.07%         N/A           N/A          15.30%
Enterprise Small Company Value......................................      2.80%       13.50%        11.76%         11.91%
Enterprise Equity Income............................................    -12.86%         N/A           N/A          -1.63%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -14.68%         N/A           N/A          -0.54%
Enterprise Growth & Income..........................................    -13.95%         N/A           N/A           0.62%
Enterprise Managed..................................................    -13.23%        3.31%         9.82%         12.03%
Enterprise Multi-Cap Growth.........................................    -18.91%         N/A           N/A          20.81%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -12.03%         N/A           N/A           7.66%
INVESCO VIF--Health Sciences........................................    -14.64%         N/A           N/A          12.12%
INVESCO VIF--Telecommunications.....................................    -55.19%         N/A           N/A         -24.40%
Janus Aspen Series Capital Appreciation.............................    -23.53%         N/A           N/A          15.01%
Janus Aspen Series Flexible Income..................................      5.27%        4.76%          N/A           5.64%
Janus Aspen Series International Growth.............................    -25.05%        7.76%          N/A          10.85%
Lord Abbett Bond-Debenture..........................................      2.43%        2.55%         5.48%          7.05%
Lord Abbett Growth and Income.......................................     -8.91%        9.55%        11.49%         11.46%
Lord Abbett Mid-Cap Value...........................................      5.53%         N/A           N/A          20.74%
MFS Mid Cap Growth..................................................    -19.52%         N/A           N/A         -14.38%
MFS New Discovery...................................................     -7.23%         N/A           N/A          11.96%
MFS Total Return....................................................     -2.07%        7.76%          N/A          10.58%
MFS Utilities.......................................................    -26.02%        7.99%          N/A          12.12%
MONY Series Fund Government Securities..............................      4.11%        3.69%         3.47%          4.00%
MONY Series Fund Long Term Bond.....................................      3.83%        4.75%         5.42%          7.24%
PBHG Mid-Cap Value..................................................      5.52%         N/A           N/A          21.01%
PBHG Select Value...................................................     -0.61%         N/A           N/A          13.62%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................    -11.60%         N/A           N/A           7.27%
PIMCO StocksPlus Growth and Income..................................    -13.47%         N/A           N/A           3.29%
Van Kampen UIF Emerging Markets Equity..............................     -8.71%       -5.55%          N/A          -5.79%
Van Kampen UIF Global Value Equity..................................     -9.20%         N/A           N/A           5.50%
Van Kampen UIF U.S. Real Estate.....................................      7.32%         N/A           N/A           5.82%

   The tables pages (8) and (9) reflect the same assumptions and results as the tables appearing on pages (6) and (7), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the average annual total return an Owner would have received during that period if he did not surrender his Contract.

                                      (9)

This Supplement also replaces the Performance Data tables for MONY America Variable Account A relating to Option 2 on pages (A-4), (A-6), (A-8) and (A-10) of Appendix A:

                                 TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -12.04%         N/A           N/A         14.84%
Enterprise Small Company Value.........     -3.53%       13.64%        12.48%        12.63%
Enterprise Equity Income...............    -18.43%         N/A           N/A         -2.62%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -20.06%         N/A           N/A         -1.52%
Enterprise Growth & Income.............    -19.40%         N/A           N/A         -0.33%
Enterprise Managed.....................    -18.79%        3.11%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -24.07%         N/A           N/A         19.75%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.24%        3.51%          N/A          4.37%
MONY Series Fund Long Term Bond........     -2.52%        4.60%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                     (10)

                         NON-STANDARDIZED TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.41%         N/A           N/A         16.04%
Enterprise Small Company Value.........      3.47%       14.23%        12.48%        12.63%
Enterprise Equity Income...............    -12.28%         N/A           N/A         -0.98%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -14.03%         N/A           N/A          0.13%
Enterprise Growth & Income.............    -13.33%         N/A           N/A          1.28%
Enterprise Managed.....................    -12.67%        3.98%        10.53%        12.75%
Enterprise Multi-Cap Growth............    -18.35%         N/A           N/A         21.60%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.76%        4.37%          N/A          4.59%
MONY Series Fund Long Term Bond........      4.48%        5.42%         6.11%         6.68%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

                                     (11)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................    -10.36%       11.64%        10.12%          8.98%
Alger American MidCap Growth........................................    -14.54%       12.51%          N/A          16.82%
Enterprise Small Company Growth.....................................    -12.04%         N/A           N/A          14.84%
Enterprise Small Company Value......................................     -3.53%       13.64%        12.48%         12.63%
Enterprise Equity Income............................................    -18.43%         N/A           N/A          -2.62%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -20.06%         N/A           N/A          -1.52%
Enterprise Growth & Income..........................................    -19.40%         N/A           N/A          -0.33%
Enterprise Managed..................................................    -18.79%        3.11%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -24.07%         N/A           N/A          19.75%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -17.59%         N/A           N/A           5.98%
INVESCO VIF--Health Sciences........................................    -20.11%         N/A           N/A          12.14%
INVESCO VIF--Telecommunications.....................................    -57.98%         N/A           N/A         -25.89%
Janus Aspen Series Capital Appreciation.............................    -28.41%         N/A           N/A          15.13%
Janus Aspen Series Flexible Income..................................     -1.09%        4.62%          N/A           6.32%
Janus Aspen Series International Growth.............................    -29.83%        7.74%          N/A          11.45%
Lord Abbett Bond-Debenture..........................................     -3.90%        2.32%         6.17%          7.74%
Lord Abbett Growth and Income.......................................    -14.71%        9.59%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................     -0.72%         N/A           N/A          19.48%
MFS Mid Cap Growth..................................................    -24.66%         N/A           N/A         -17.48%
MFS New Discovery...................................................    -13.14%         N/A           N/A          11.69%
MFS Total Return....................................................     -8.35%        7.72%          N/A          11.07%
MFS Utilities.......................................................    -30.73%        7.96%          N/A          12.64%
MONY Series Fund Government Securities..............................     -2.24%        3.51%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................     -2.52%        4.60%         6.11%          7.93%
PBHG Mid-Cap Value..................................................     -0.87%         N/A           N/A          20.69%
PBHG Select Value...................................................     -6.99%         N/A           N/A          13.56%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................     -0.57%         N/A           N/A           5.52%
PIMCO StocksPlus Growth and Income..................................    -19.06%         N/A           N/A           2.82%
Van Kampen UIF Emerging Markets Equity..............................    -14.52%       -5.89%          N/A          -5.90%
Van Kampen UIF Global Value Equity..................................    -15.01%         N/A           N/A          -5.59%
Van Kampen UIF U.S. Real Estate.....................................      1.00%         N/A           N/A           5.68%

                                     (12)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                                                 For the
                                                                                                               Period Since
                                                                       For the       For the       For the      Inception
                                                                     1 Year Ended 5 Years Ended 10 Years Ended   Through
                                                                     December 31, December 31,   December 31,  December 31,
Subaccount                                                               2001         2001           2001          2001
----------                                                           ------------ ------------- -------------- ------------
Alger American Balanced.............................................     -3.60%       12.27%        10.12%          8.98%
Alger American MidCap Growth........................................     -8.10%       13.13%          N/A          16.82%
Enterprise Small Company Growth.....................................     -5.43%         N/A           N/A          16.04%
Enterprise Small Company Value......................................      3.47%       14.23%        12.48%         12.63%
Enterprise Equity Income............................................    -12.28%         N/A           N/A          -0.98%
Enterprise Global Socially Responsive...............................       N/A          N/A           N/A            N/A
Enterprise Growth...................................................    -14.03%         N/A           N/A           0.13%
Enterprise Growth & Income..........................................    -13.33          N/A           N/A           1.28%
Enterprise Managed..................................................    -12.67%        3.98%        10.53%         12.75%
Enterprise Multi-Cap Growth.........................................    -18.35%         N/A           N/A          21.60%
Enterprise Total Return.............................................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services.....................................    -11.37%         N/A           N/A           8.39%
INVESCO VIF--Health Sciences........................................    -14.08%         N/A           N/A          12.85%
INVESCO VIF--Telecommunications.....................................    -54.81%         N/A           N/A         -23.85%
Janus Aspen Series Capital Appreciation.............................    -23.02%         N/A           N/A          15.76%
Janus Aspen Series Flexible Income..................................      5.91%        5.44%          N/A           6.32%
Janus Aspen Series International Growth.............................    -24.54%        8.47%          N/A          11.57%
Lord Abbett Bond-Debenture..........................................      3.10%        3.22%         6.17%          7.74%
Lord Abbett Growth and Income.......................................     -8.28%       10.27%        12.22%         12.18%
Lord Abbett Mid-Cap Value...........................................      6.28%         N/A           N/A          21.54%
MFS Mid Cap Growth..................................................    -18.98%         N/A           N/A         -13.80%
MFS New Discovery...................................................     -6.59%         N/A           N/A          12.69%
MFS Total Return....................................................     -1.45%        8.45%          N/A          11.30%
MFS Utilities.......................................................    -25.51%        8.68%          N/A          12.85%
MONY Series Fund Government Securities..............................      4.76%        4.37%         4.11%          4.65%
MONY Series Fund Long Term Bond.....................................      4.48%        5.42%         6.11%          7.91%
PBHG Mid-Cap Value..................................................      6.13%         N/A           N/A          21.78%
PBHG Select Value...................................................      0.01%         N/A           N/A          14.35%
PIMCO Global Bond...................................................       N/A          N/A           N/A            N/A
PIMCO Real Return...................................................      6.43%         N/A           N/A           7.97%
PIMCO StocksPlus Growth and Income..................................    -12.96%         N/A           N/A           3.95%
Van Kampen UIF Emerging Markets Equity..............................     -8.08%       -4.92%          N/A          -5.17%
Van Kampen UIF Global Value Equity..................................     -8.60%         N/A           N/A           6.19%
Van Kampen UIF U.S. Real Estate.....................................      8.00%         N/A           N/A           6.51%

                                     (13)

                              PART A: PROSPECTUS

The Prospectus included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration Nos. 333-72632 and 811-05166) filed with the Commission on October 29, 2002 is incorporated herein by reference.

                  PART B: Statement of Additional Information

The Statement of Additional Information included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (Registration Nos. 333-72632 and 811-05166) filed with the Commission on October 29, 2002 is incorporated herein by reference.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements for:

      (1) MONY Life Insurance Company of America Variable Account A [MONY Custom Master, MONYMaster and ValueMaster]:

      (a) Report of Independent Accountants;

      (b) Balance sheets as of December 31, 2001 and 2000;

      (c) Statements of income and comprehensive income for the years ended December 31, 2001, 2000, and 1999;

      (d) Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000, and 1999;

      (e) Statements of cash flows for the years ended December 31, 2001, 2000, and 1999;

      (f) Notes to financial statements.

      (2) MONY America Variable Account A [Combined]

      (a) Report of Independent Accountants

      (b) Combined Statement of assets and liabilities as of December 31, 2001

      (c) Combined Statement of operations for the periods ended December 31,
   2001

      (d) Combined Statement of changes in net assets of the periods ended December 31, 2001 and December 31, 2000

      (e) Notes to Combined Financial Statements

      (3) MONY Life Insurance Company of America

      (a) Report of Independent Accountants

      (b) Balance sheets as of December 31, 2001 and 2000

      (c) Statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999

      (d) Statements of changes in shareholder's equity for the years ended December 31, 2001, 2000 and 1999

      (e) Statements of cash flows for the years ended December 31, 2001, 2000 and 1999

      (f) Notes to financial statements

   (b) Exhibits

      (1) Resolutions of Board of Directors of MONY Life Insurance Company of America ("Company") authorizing the establishment of MONY America Variable Account A ("Variable Account"), adopted March 27, 1987, filed as Exhibit 1 of Registration Statement Nos. 33-14362 and 811-5166, dated May 18, 1987, is incorporated herein by reference.

      (2) Not applicable.

      (3) (a) Distribution Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc., filed as
   Exhibit 3(a) of Post-Effective Amendment No. 3, dated February 28, 1991, to Registration Statement No. 33-20453, is incorporated herein by reference.

      (b) Specimen Agreement with Registered Representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement Nos. 33-37722 and 811-6216, is incorporated herein by reference.

      (c) Specimen Agreement (Career Contract) between the Company and selling agents, filed as Exhibit 3(c) of Pre-Effective Amendment No. 1, dated October 26, 1987, to Registration Statement Nos. 33-14362 and 811-5166, is incorporated herein by reference.

      (d) Specimen commission schedule (Career Contract Schedule) filed as
   Exhibit 1.(3) (c) to Pre-Effective Amendment No. 1 dated December 7, 2001 to Registration Statement on Form S-6 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

      (4) Form of Flexible Payment Variable Annuity Contract is filed as Exhibit (5) (a) to Pre-Effective Amendment No. 1 dated January 9, 2002 to Registration Statement on Form N-4 (Registration Nos. 333-72632 and 811-5166), is incorporated herein by reference.

      (5) Form of application for Flexible Payment Variable Annuity Contract is filed as Exhibit (5) (b) to Pre-Effective Amendment No. 1 dated January 9, 2002 to Registration Statement on Form N-4 (Registration Nos. 333-72632 and 811-5166), is incorporated herein by reference.

      (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibits 6(a) and 6(b), respectively, of Registration Statement No. 33-13183, dated April 6, 1987, is incorporated herein by reference.

      (7) Not applicable.

      (8) (a) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

      (b) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (c) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (d) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit (d)(vi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (e) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (f) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (g) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (h) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (i) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

      (j) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

      (k) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (l) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser,filed as Exhibit (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

      (m) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.

      (9) Opinion and Consent of Arthur D. Woods, Vice President-Variable Products and Broker-Dealer Operations Counsel, MONY Life Insurance Company, as to the legality of the securities being registered, filed as Exhibit (9) to Registration Statement (Registration Nos. 333-72632 and 811-5166) dated November 1, 2001 is incorporated herein by reference.

      (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company of America, is filed herewith as Exhibit (10).

      (11) Not applicable.

      (12) Not applicable.

Item 25.  Directors and Officers of the Depositor

       Name                Position and Offices with Depositor
       ----                -----------------------------------
Michael I. Roth... Director, Chairman and Chief Executive Officer
Samuel J. Foti.... Director, President and Chief Operating Officer
Kenneth M. Levine. Director and Executive Vice President
Richard E. Connors Director and Vice President
Richard Daddario.. Director, Vice President, and Controller
Michael Slipowitz. Director, Vice President, and Actuary
Margaret G. Gale.. Director and Vice President
Steven G. Orluck.. Director and Vice President
Sam Chiodo........ Vice President -- Corporate and Strategic Marketing
William D. Goodwin Vice President
Evelyn L. Peos.... Vice President
David S. Waldman.. Secretary
David V. Weigel... Treasurer

   No officer or director listed above receives any compensation from MONY America Variable Account A. Neither the Company nor any of its affiliates has paid any separately allocable compensation to any person listed for services rendered to the Account.

   The business address for all officers and directors of MONY America is 1740 Broadway, New York, New York 10019.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

   The following is a diagram showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance Company of America, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of MONY that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of MONY.

                                  [FLOW CHART]

Item 27.  Number of Contract Owners:

   As of February 3, 2003 MONY America Variable Account A had 87,687 owners of Contracts.

Item 28.  Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

   SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

   (a) MONY Securities Corporation ("MSC") is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account L and S.

   (b) The names, titles, and principal business addresses of the officers of MONY and MSC are listed on Schedules A and D of the respective Forms ADV for MONY (Registration No. 801-13564), as filed with the Commission on December 20, 1977 and as amended, and on Schedule A of Form BD for MSC (Registration No. 8-15289) as filed with the Commission on November 23, 1969 and as amended and on the individual officer's Form U-4, the texts of which are hereby incorporated by reference.

   (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from MONY America Variable Account A during fiscal year 2000.

Item 30.  Location of Accounts and Records

   Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

   Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MONY America Variable Account A and MONY Life Insurance Company of America have duly caused Post-Effective Amendment No. 3 to this Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 25th day of February, 2003.

                                          MONY AMERICA VARIABLE ACCOUNT A
                                          (Registrant)

                                                             *
                                          By: __________________________________
                                                  Michael I. Roth, Director,
                                                        Chairman of
                                                the Board, and Chief Executive
                                                          Officer

                                          MONY Life Insurance Company of America
                                          (Depositor)

                                                             *
                                          By: __________________________________
                                                  Michael I. Roth, Director,
                                                        Chairman of
                                                the Board, and Chief Executive
                                                          Officer

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2003.

             Signature                                   Title
             ---------                                   -----

                 *                        Director, Chairman of the Board and
----------------------------------          Chief Executive Officer
          Michael I. Roth

                 *                        Director, President, and Chief
----------------------------------          Operating Officer
          Samuel J. Foti

                 *                        Director and Executive Vice
----------------------------------          President
         Kenneth M. Levine

                 *                        Director, Vice President and
----------------------------------          Controller
         Richard Daddario

                 *                        Director, Vice President and
----------------------------------          Actuary
         Michael Slipowitz

                 *                        Director and Vice President
----------------------------------
         Margaret G. Gale

                 *                        Director and Vice President
----------------------------------
         Steven G. Orluck

                 *                        Director and Vice President
----------------------------------
          Evelyn L. Peos

                 *                        Director and Vice President
----------------------------------
        Richard E. Connors

       /s/  DAVID S. WALDMAN              Secretary
----------------------------------
         David S. Waldman

       /s/  DAVID S. WALDMAN
*By: ______________________________
David S. Waldman, Attorney-in-Fact
      Pursuant to Power of Attorney

                                 EXHIBIT INDEX

   Exhibit No.                          Description
   -----------                          -----------

      (10).... Consent of PricewaterhouseCoopers LLP, Independent Accountants

                                      1